Significant Accounting Policies - Schedule of Useful Life of Plant and Property (Detail)	12 Months Ended
Dec. 31, 2014
Minimum [Member] | Buildings and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	15 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	15 years
Minimum [Member] | Assets Under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	11 years
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	5 years
Maximum [Member] | Buildings and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	30 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	30 years
Maximum [Member] | Assets Under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	25 years
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	15 years